Subsequent Events (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]
Subsequent Event [Line Items]
Upfront payment to be received after exit from the existing collaboration arrangements							$ 3,250,000,000
Percentage of royalty interest earned							12.00%
Global net sales							2,000,000,000
Percentage of royalty interest earned								18.00%	25.00%
Ordinary shares sold		24.15	24.15	24.15	7.75
Proceeds from sale of ordinary share	380,900,000	380,900,000				169,700,000
Gain on disposal of available-for-sale investment						$ 43,200,000